Personnel expenses - FTE (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expenses
Research and development	607.3	474.8	349.7
Selling, general and administrative	681.2	442.4	264.4
Number of FTE	1,288.5	917.2	614.1